Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Carrying Amount of Assets and Liabilities by Measurement Method
The carrying amount of Sony’s assets and liabilities by measurement method as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023 Restated	2024
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	337,374	396,481
Housing loans in the banking business	3,129,393	3,574,468
Other loans	17,854	16,892
Trade and other receivables *
Trade receivables	1,754,034	2,140,220
Other receivables	2,712	5,971
Other financial assets
Time deposit	36,671	48,416
Security deposit	95,813	107,316
Non-current other receivables in the Pictures segment	152,619	155,525
Other	19,582	47,849
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	1,059,718	1,295,877
Equity securities	2,123,062	3,210,296
Other financial assets
Debt securities	20,905	22,388
Equity securities	125,590	258,939
Derivative assets	70,144	72,423
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	1,486,566	1,243,109
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	10,406,699	9,593,519
Other financial assets
Debt securities	125	140
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	5,453	7,305
Other financial assets
Equity securities	421,845	309,710

Total assets	21,266,159	22,506,844

Current assets	2,196,054	2,669,709
Non-current assets	19,070,105	19,837,135

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.
Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	March 31
	2023 Restated	2024
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	1,914,934	1,812,605
Current portion of long-term debt	187,942	217,711
Trade and other payables
Trade payables	1,701,706	1,803,920
Other payables	162,475	221,542
Deposits from customers in the banking business *1	3,306,981	3,845,607
Long-term debt	1,767,696	2,058,117
Deferred consideration *2	87,937	107,368
Investment contract liabilities	55,779	60,392
Other financial liabilities	61,128	65,790
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	34,123	29,287
Contingent consideration	51,512	50,343
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	47,326	54,028

Total liabilities	9,379,539	10,326,710

Current liabilities	7,240,263	7,881,832
Non-current liabilities	2,139,276	2,444,878

*1	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
*2	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.

Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and 2024 is as follows:

	Yen in millions
	March 31, 2023 Restated
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	422,739	—	422,739	—	—	422,739	—
Japanese local government bonds	—	600	—	600	—	—	600	—
Japanese corporate bonds	—	16,872	38	16,910	—	—	16,872	38
Foreign government bonds	30,100	173,393	—	203,493	—	—	203,493	—
Foreign corporate bonds	—	5,515	3,377	8,892	—	—	5,515	3,377
Investment funds	—	367,193	60,796	427,989	—	—	410,499	17,490
Equity securities	2,236,646	5,217	6,789	2,248,652	—	—	2,123,062	125,590
Derivative assets
Interest rate contracts	—	43,844	—	43,844	—	438	—	43,406
Foreign exchange contracts	—	21,318	—	21,318	—	19,978	—	1,340
Equity contracts	290	—	4,692	4,982	—	4,982	—	—
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	1,285,920	—	1,285,920	1,001	—	1,284,919	—
Japanese local government bonds	—	16,038	—	16,038	2,010	—	14,028	—
Japanese corporate bonds	—	3,315	—	3,315	—	—	3,315	—
Foreign government bonds	—	35,895	—	35,895	—	—	35,895	—
Foreign corporate bonds	—	141,857	3,541	145,398	21,227	—	124,171	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	7,901,817	—	7,901,817	—	—	7,901,817	—
Japanese local government bonds	—	45,458	—	45,458	1,369	—	44,089	—
Japanese corporate bonds	—	739,541	171,622	911,163	7,016	—	904,147	—
Foreign government bonds	—	1,145,709	—	1,145,709	—	—	1,145,584	125
Foreign corporate bonds	—	307,717	24,672	332,389	46,367	—	286,022	—
Securitized products	—	29,697	40,591	70,288	—	—	70,288	—
Financial assets designated to be measured at FVOCI
Equity securities	103,270	—	324,028	427,298	—	—	5,453	421,845

Total assets	2,370,306	12,709,655	640,146	15,720,107	78,990	25,398	15,002,508	613,211

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	5,656	—	5,656	427	5,229
Foreign exchange contracts	—	19,876	—	19,876	18,679	1,197
Equity contracts	3,321	5,270	—	8,591	8,591	—
Contingent consideration	—	—	51,512	51,512	14,790	36,722
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	47,326	47,326	—	47,326

Total liabilities	3,321	30,802	98,838	132,961	42,487	90,474

	Yen in millions
	March 31, 2024
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	—	423,129	—	423,129	—	—	423,129	—
Japanese local government bonds	—	1,846	—	1,846	—	—	1,846	—
Japanese corporate bonds	—	27,296	20	27,316	—	—	27,296	20
Foreign government bonds	39,363	192,325	—	231,688	—	—	231,688	—
Foreign corporate bonds	—	11,981	2,933	14,914	—	—	11,981	2,933
Investment funds	—	552,017	67,355	619,372	—	—	599,937	19,435
Equity securities	3,451,655	8,146	9,434	3,469,235	—	—	3,210,296	258,939
Derivative assets
Interest rate contracts	—	49,619	—	49,619	—	1,009	—	48,610
Foreign exchange contracts	—	20,425	—	20,425	—	18,774	—	1,651
Equity contracts	—	—	2,379	2,379	—	2,379	—	—
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	—	1,021,309	—	1,021,309	4,302	—	1,017,007	—
Japanese local government bonds	—	13,945	—	13,945	5,310	—	8,635	—
Japanese corporate bonds	—	3,302	—	3,302	3,302	—	—	—
Foreign government bonds	—	39,472	—	39,472	7,390	—	32,082	—
Foreign corporate bonds	—	159,158	5,923	165,081	49,578	—	115,503	—
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	—	7,057,395	—	7,057,395	300	—	7,057,095	—
Japanese local government bonds	—	48,712	—	48,712	550	—	48,162	—
Japanese corporate bonds	—	743,804	138,848	882,652	11,414	—	871,238	—
Foreign government bonds	—	1,221,208	—	1,221,208	—	—	1,221,068	140
Foreign corporate bonds	—	266,362	34,757	301,119	28,363	—	272,756	—
Securitized products	—	60,565	22,008	82,573	—	—	82,573	—
Financial assets designated to be measured at FVOCI
Equity securities	67,834	—	249,181	317,015	—	—	7,305	309,710

Total assets	3,558,852	11,922,016	532,838	16,013,706	110,509	22,162	15,239,597	641,438

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	—	6,450	—	6,450	406	6,044
Foreign exchange contracts	—	17,493	—	17,493	16,297	1,196
Equity contracts	3,428	1,916	—	5,344	5,344	—
Contingent consideration	—	—	50,343	50,343	26,193	24,150
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	—	—	54,028	54,028	—	54,028

Total liabilities	3,428	25,859	104,371	133,658	48,240	85,418

Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3
The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs, and their range are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			March 31, 2023	March 31, 2024
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread	34bp-63bp	27bp-72bp
Foreign corporate bonds			10bp	—
Securitized products			150bp-190bp	90bp-170bp

*	bp = basis point

Summary of Changes in Fair Value of Level 3 Assets and Liabilities
The changes in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2023
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	18	—	—	20	—	—	—	—	38
Foreign corporate bonds	117	(14)	—	3,434	(70)	—	—	(90)	3,377
Securitized products	3,713	—	—	—	(3,713)	—	—	—	—
Investment funds	48,520	(2,541)	395	17,254	(2,832)	—	—	—	60,796
Equity securities	3,217	(413)	—	4,021	(36)	—	—	—	6,789
Derivative assets
Equity contracts	4,024	(393)	356	705	—	—	—	—	4,692
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	3,625	(84)	—	—	—	—	—	—	3,541
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	154,245	6	(30,203)	47,574	—	—	—	—	171,622
Foreign corporate bonds	20,837	598	—	24,362	(21,125)	—	—	—	24,672
Securitized products	39,859	(389)	6	13,575	(15,048)	6,712	(4,124)	—	40,591
Financial assets designated to be measured at FVOCI
Equity securities	205,509	—	(24,913)	143,611	(126)	146	(600)	401	324,028
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	21,552	(475)	1,240	43,455	(13,951)	—	—	(309)	51,512
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	34,995	(1,410)	2,877	13,670	(2,802)	—	—	(4)	47,326

	Yen in millions
	Fiscal year ended March 31, 2024
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income *3	Purchases	Sales and settlements	Transfers to Level 3	Transfers out of Level 3 *5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	38	—	—	20	(18)	—	—	(20)	20
Foreign corporate bonds	3,377	171	—	317	—	—	—	(932)	2,933
Investment funds	60,796	3,781	736	8,677	(6,635)	—	—	—	67,355
Equity securities	6,789	595	1	1,951	(152)	—	—	250	9,434
Derivative assets
Equity contracts	4,692	(2,816)	503	—	—	—	—	—	2,379
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	3,541	642	—	1,740	—	—	—	—	5,923
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	171,622	8	(32,782)	—	—	—	—	—	138,848
Foreign corporate bonds	24,672	1,315	255	29,150	(19,148)	—	(1,487)	—	34,757
Securitized products	40,591	1,434	35	12,793	(24,437)	—	(8,408)	—	22,008
Financial assets designated to be measured at FVOCI
Equity securities	324,028	—	(6,987)	6,342	(73,874)	—	(1,175)	847	249,181
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	51,512	182	6,614	4,363	(12,328)	—	—	—	50,343
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	47,326	(3,396)	5,345	5,294	(541)	—	—	—	54,028

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2
Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.

*4	Certain financial assets were transferred to Level 3 because the observability of the inputs used decreased.

*5	Certain financial assets were transferred from Level 3 because observable market data became available.

Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities
The changes in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Assets:
Financial assets required to be measured at FVPL
Debt securities
Foreign corporate bonds	(14)	171
Investment funds	(2,420)	3,887
Equity securities	(413)	495
Derivative assets
Equity contracts	(393)	(2,816)
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	(84)	646
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	6	8
Foreign corporate bonds	598	1,315
Securitized products	(389)	1,461
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	(2,683)	(1,488)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	1,410	3,270

Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income
Equity instruments measured at fair value through other comprehensive income as of March 31, 2023 and 2024 comprise the following:

	Yen in millions
	March 31
	2023	2024
Marketable equity instruments	103,270	67,834
Non-marketable equity instruments	324,028	249,181

Total	427,298	317,015

Summary of Equity Instruments Measured at Fair Value Through Other Comprehensive Income Which Were Derecognized
Significant marketable equity instruments measured at fair value through other comprehensive income as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Bilibili Inc.	54,214	29,410
ANYCOLOR Inc.	10,061	8,568
KADOKAWA Corporation	8,017	7,545
Toei Animation Co., Ltd.	10,407	—

Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories
The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Entertainment *1	259,214	187,294
Manufacturing *2	35,182	34,610
Information technology, Communication and Service *3	27,136	24,348

*1	Major investments included Epic Games, Inc. and Scopely, Inc. as of March 31, 2023.

Major investments included Epic Games, Inc. as of March 31, 2024.

*2	Major investments included Nichia Corporation.

*3	Major investments included Semiconductor Energy Laboratory Co., Ltd.

Summary of Information Relating to Derecognized Equity Instruments Measured at Fair Value Through Other Comprehensive Income by Way of Sale
In order to enhance the efficiency of using assets held effectively, Sony derecognizes equity instruments measured at fair value through other comprehensive income upon the sale of the investment. Information relating to investments derecognized during the fiscal years ended March 31, 2023 and 2024 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024
Fair value at derecognition	625	86,265
Cumulative amount recognized in other comprehensive income, net of tax *	(298)	12,326
Dividend received	8	122

*	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.

Summary of Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments that are Measured at Amortized Cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of March 31, 2023 and 2024 are summarized as follows:

	Yen in millions
	March 31, 2023 Restated
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Foreign corporate bonds	—	4,814	—	4,814	4,796
Securitized products	—	—	324,153	324,153	331,354
Other	—	41	1,173	1,214	1,224
Housing loans in the banking business	—	—	3,184,060	3,184,060	3,129,393

Total assets	—	4,855	3,509,386	3,514,241	3,466,767

Liabilities:
Long-term debt including the current portion	—	1,343,077	67,844	1,410,921	1,423,392
Investment contract liabilities	—	55,523	—	55,523	55,779

Total liabilities	—	1,398,600	67,844	1,466,444	1,479,171

	Yen in millions
	March 31, 2024
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese corporate bonds	—	9,957	—	9,957	9,950
Foreign corporate bonds	—	3,413	—	3,413	3,386
Securitized products	—	—	378,389	378,389	378,736
Other	—	41	4,368	4,409	4,409
Housing loans in the banking business	—	—	3,634,011	3,634,011	3,574,468

Total assets	—	13,411	4,016,768	4,030,179	3,970,949

Liabilities:
Long-term debt including the current portion	—	1,606,340	78,935	1,685,275	1,704,102
Investment contract liabilities	—	59,578	—	59,578	60,392

Total liabilities	—	1,665,918	78,935	1,744,853	1,764,494

Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment
The breakdown of income and expenses related to financial instruments in the Financial Services segment for the fiscal years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen in millions
	March 31, 2022
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income*
Net gains (losses) recognized in profit or loss	225,922	(6,673)	14,765	(49,110)	148,813	—	333,717
Total interest income	—	—	32,839	—	180,006	—	212,845
Dividend income	—	—	—	—	—	85	85
Expenses
Total interest expenses	—	—	—	3,838	—	—	3,838
Impairment losses (gains) on financial assets	—	—	19	—	24	—	43

	Yen in millions
	March 31, 2023 Restated
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income*
Net gains (losses) recognized in profit or loss	56,150	(109,480)	14,242	(58,484)	141,189	—	43,617
Total interest income	—	—	38,787	—	184,519	—	223,306
Dividend income	—	—	—	—	—	195	195
Expenses
Total interest expenses	—	—	—	29,867	—	—	29,867
Impairment losses (gains) on financial assets	—	—	144	—	8	—	152

	Yen in millions
	March 31, 2024
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income*
Net gains (losses) recognized in profit or loss	857,653	(120,317)	5,279	(105,974)	257,902	—	894,543
Total interest income	—	—	52,060	—	191,209	—	243,269
Dividend income	—	—	—	—	—	459	459
Expenses
Total interest expenses	—	—	—	72,488	—	—	72,488
Impairment losses (gains) on financial assets	—	—	(42)	—	(3)	—	(45)

*	Income includes investment returns which occurred in the insurance business. Refer to Note 13.